Convertible Preferred Stock - Schedule of Convertible Preferred Stock (Details) - USD ($)	12 Months Ended
	Dec. 31, 2021	Apr. 30, 2021
Temporary Equity [Line Items]
Par Value	$ 0.001
Shares Authorized	14,051,702
Shares Issued	13,802,758
Shares Outstanding	13,802,758
Carrying Value	$ 20,857,453
Liquidation Preference	$ 38,916,405
Common Stock Issuable Upon Conversion	13,802,758
Conversion of capital units into convertible preferred stock, Temporary equity value	$ (10,681,040)
Ending Balance, Shares	13,802,758
Ending Balance	$ 20,857,453
Series A-1 Convertible Preferred Stock
Temporary Equity [Line Items]
Par Value	$ 0.001
Shares Authorized	6,000,000
Shares Issued	6,000,000	6,000,000
Shares Outstanding	6,000,000
Carrying Value	$ 2,972,028
Liquidation Preference	$ 18,000,000
Common Stock Issuable Upon Conversion	6,000,000
Beginning Balance, Shares	0
Beginning Balance	$ 0
Conversion of capital units into convertible preferred stock, Temporary equity shares	6,000,000
Conversion of capital units into convertible preferred stock, Temporary equity value	$ 2,972,028
Ending Balance, Shares	6,000,000
Ending Balance	$ 2,972,028
Series A-2 Convertible Preferred Stock
Temporary Equity [Line Items]
Par Value	$ 0.001
Shares Authorized	1,266,667
Shares Issued	1,266,667	1,266,667
Shares Outstanding	1,266,667
Carrying Value	$ 1,865,374
Liquidation Preference	$ 3,800,001
Common Stock Issuable Upon Conversion	1,266,667
Beginning Balance, Shares	0
Beginning Balance	$ 0
Conversion of capital units into convertible preferred stock, Temporary equity shares	1,266,667
Conversion of capital units into convertible preferred stock, Temporary equity value	$ 1,865,374
Ending Balance, Shares	1,266,667
Ending Balance	$ 1,865,374
Series A-3 Convertible Preferred Stock
Temporary Equity [Line Items]
Par Value	$ 0.001
Shares Authorized	527,752
Shares Issued	527,752	527,752
Shares Outstanding	527,752
Carrying Value	$ 1,416,519
Liquidation Preference	$ 1,583,256
Common Stock Issuable Upon Conversion	527,752
Beginning Balance, Shares	0
Beginning Balance	$ 0
Conversion of capital units into convertible preferred stock, Temporary equity shares	527,752
Conversion of capital units into convertible preferred stock, Temporary equity value	$ 1,416,519
Ending Balance, Shares	527,752
Ending Balance	$ 1,416,519
Series A-4 Convertible Preferred Stock
Temporary Equity [Line Items]
Par Value	$ 0.001
Shares Authorized	1,016,669
Shares Issued	1,016,669	1,016,669
Shares Outstanding	1,016,669
Carrying Value	$ 3,035,377
Liquidation Preference	$ 3,050,007
Common Stock Issuable Upon Conversion	1,016,669
Beginning Balance, Shares	0
Beginning Balance	$ 0
Conversion of capital units into convertible preferred stock, Temporary equity shares	1,016,669
Conversion of capital units into convertible preferred stock, Temporary equity value	$ 3,035,377
Ending Balance, Shares	1,016,669
Ending Balance	$ 3,035,377
Series A-5 Convertible Preferred Stock
Temporary Equity [Line Items]
Par Value	$ 0.001
Shares Authorized	514,932
Shares Issued	514,932	514,932
Shares Outstanding	514,932
Carrying Value	$ 1,329,024
Liquidation Preference	$ 2,162,714
Common Stock Issuable Upon Conversion	514,932
Beginning Balance, Shares	0
Beginning Balance	$ 0
Conversion of capital units into convertible preferred stock, Temporary equity shares	514,932
Conversion of capital units into convertible preferred stock, Temporary equity value	$ 1,329,024
Ending Balance, Shares	514,932
Ending Balance	$ 1,329,024
Series A-6 Convertible Preferred Stock
Temporary Equity [Line Items]
Par Value	$ 0.001
Shares Authorized	102,986
Shares Issued	102,986	102,986
Shares Outstanding	102,986
Carrying Value	$ 62,718
Liquidation Preference	$ 144,180
Common Stock Issuable Upon Conversion	102,986
Beginning Balance, Shares	0
Beginning Balance	$ 0
Conversion of capital units into convertible preferred stock, Temporary equity shares	102,986
Conversion of capital units into convertible preferred stock, Temporary equity value	$ 62,718
Ending Balance, Shares	102,986
Ending Balance	$ 62,718
Series B-1 Convertible Preferred Stock
Temporary Equity [Line Items]
Par Value	$ 0.001
Shares Authorized	4,219,409
Shares Issued	3,970,465	2,240,507
Shares Outstanding	3,970,465
Carrying Value	$ 9,352,627
Liquidation Preference	$ 9,410,002
Common Stock Issuable Upon Conversion	3,970,465
Beginning Balance, Shares	0
Beginning Balance	$ 0
Ending Balance, Shares	3,970,465
Ending Balance	$ 9,352,627
Issuance of convertible preferred stock, net of issuance costs, Shares	3,970,465
Issuance of convertible preferred stock, net of issuance costs	$ 9,352,627
Series B-2 Convertible Preferred Stock
Temporary Equity [Line Items]
Par Value	$ 0.001
Shares Authorized	403,287
Shares Issued	403,287
Shares Outstanding	403,287
Carrying Value	$ 823,786
Liquidation Preference	$ 766,245
Common Stock Issuable Upon Conversion	403,287
Beginning Balance, Shares	0
Beginning Balance	$ 0
Ending Balance, Shares	403,287
Ending Balance	$ 823,786
Issuance of convertible preferred stock, net of issuance costs, Shares	403,287
Issuance of convertible preferred stock, net of issuance costs	$ 823,786